Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Payable to officers and directors	$ 127,925	$ 141,144	$ 76,329
Amounts payable, related party transactions	$ 127,925	$ 141,144	$ 76,329